Trade receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade receivables
Schedule of trade receivables

	As at December 31,
	2023	2024
	RMB’000	RMB’000
Trade receivables	779,458	582,068
Less: impairment loss allowance (Note 5.1(b))	(68,789)	(75,533)
	710,669	506,535

Less: non-current trade receivables	—	(10,106)
	710,669	496,429

Schedule of trade receivables and aging analysis

	As at December 31,
	2023	2024
	RMB’000	RMB’000

Up to 1 year	694,157	510,135
1 to 2 years	55,187	35,830
2 to 3 years	21,103	20,069
Above 3 years	9,011	16,034
	779,458	582,068